SHORT-TERM BANK CREDIT AND CREDIT LINES (Schedule of Currency, Linkage Terms, and Interest Rates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Short-term bank credit	$ 2,571	$ 5,764
Weighted average interest rates at the end of the year	0.66%	1.45%
In Or Linked To NIS [Member]
Line of Credit Facility [Line Items]
Interest rate	0.66%	1.45%
Short-term bank credit	$ 2,571	$ 5,764